UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2012
                                                   ------------------

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):     [    ]  is a restatement.
                                        [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   D. Scott Foret
Title:  Chief Compliance Officer
Phone:  (248) 283-2520

Signature, Place, and Date of Signing:


/s/ D. Scott Foret                  Birmingham, MI             October 16, 2012
------------------------            --------------             ----------------
D. Scott Foret                       City, State                     Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                            --------
Form 13F Information Table Entry Total:           23
                                            --------
Form 13F Information Table Value Total:     $418,096
                                            --------
                                           (thousands)


List of Other Included Managers:     NONE

                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  Tactical Allocation Group, LLC

                                                            Value    Shares/   Sh/ Put/ Invstmt  Other       Voting Authority
        Name of Issuer         Title of Class     CUSIP    (x1000)   Prn Amt   Prn Call Dscretn Managers   Sole   Shared   None
----------------------------  ----------------  ---------  -------  ---------  --- ---- ------- -------- ------   ------ -------
ISHARES TR                    JPMORGAN USD      464288281   48,291    398,243    SH        SOLE           25,931      0    372,312
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES SILVER TRUST          ISHARES           46428Q109      247      7,370    SH        SOLE                0      0      7,370
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    HIGH YLD CORP     464288513   45,662    494,713    SH        SOLE           33,372      0    461,341
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    INT PFD STK FD    46429B135   26,591    997,036    SH        SOLE           61,940      0    935,096
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    MSCI EMERG MKT    464287234    1,033     24,996    SH        SOLE            2,252      0     22,744
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    MSCI GRW IDX      464288885   16,768    296,895    SH        SOLE           25,528      0    271,367
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    RUSL 2000 GROW    464287648   15,674    163,935    SH        SOLE           13,898      0    150,037
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    RUSSELL MCP GR    464287481   32,136    517,063    SH        SOLE           42,398      0    474,665
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    RUSSELL1000GRW    464287614   56,743    850,723    SH        SOLE           66,414      0    784,309
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    RUSSELL1000VAL    464287598   40,125    555,897    SH        SOLE           43,457      0    512,440
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    S&P GRWTH ALL     464289867      319      9,465    SH        SOLE                0      0      9,465
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
ISHARES TR                    S&P MODERATE      464289875      968     30,660    SH        SOLE                0      0     30,660
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100   17,683    329,359    SH        SOLE           26,540      0    302,819
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
MARKET VECTORS ETF TR         INTL HI YLD BD    57061R205      267     10,258    SH        SOLE                0      0     10,258
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
MORGAN STANLEY                CUSHNG MLP ETN    61760E846      295     17,347    SH        SOLE                0      0     17,347
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
POWERSHARES GLOBAL ETF TR     SOVEREIGN DEBT    73936T573      559     18,224    SH        SOLE                0      0     18,224
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886      254      6,992    SH        SOLE                0      0      6,992
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
SPDR GOLD TRUST               GOLD SHS          78463V107   45,989    267,546    SH        SOLE           18,415      0    249,131
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
SPDR INDEX SHS FDS            DJ INTL RL ETF    78463X863   48,405  1,233,249    SH        SOLE           81,867      0  1,151,382
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
SPDR SERIES TRUST             DB INT GVT ETF    78464A490    6,033     97,372    SH        SOLE            3,250      0     94,122
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
SPDR SERIES TRUST             NUV HIGHYLD MUN   78464A284    1,033     17,920    SH        SOLE                0      0     17,920
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
SWEDISH EXPT CR CORP          ROG TTL ETN 22    870297801       93     10,423    SH        SOLE                0      0     10,423
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
VANGUARD SCOTTSDALE FDS       SHTRM GVT BD ETF  92206C409   12,928    160,941    SH        SOLE            5,421      0    155,520
----------------------------  ----------------  ---------  -------  ---------    --        ----          -------  -----  ---------
TOTAL                                                      418,096
----------------------------                               -------
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